Tortoise MLP & Pipeline Fund
Tortoise MLP & Pipeline Fund
Investment Objective
The investment objective of Tortoise MLP & Pipeline Fund (the “Fund”) is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 49.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Tortoise MLP & Pipeline Fund	Investor Class Shares		Institutional Class Shares	C Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	none	1.00%	[2]
Redemption Fee	none		none	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tortoise MLP & Pipeline Fund		Investor Class Shares	Institutional Class Shares	C Class Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.25%	1.00%	2.00%
Expense (Reimbursement)/Recoupment	[1]	none	none	none
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[1]	1.25%	1.00%	2.00%
[1]	Tortoise Capital Advisors, L.L.C. (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage cost, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 1.10% of the average daily net assets of the Institutional Class and 2.10% of the average daily net assets of the C Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2016.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Tortoise MLP & Pipeline Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	695	949	1,222	1,999
Institutional Class Shares	102	318	552	1,225
C Class Shares	303	627	1,078	2,327

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	One Year	Three Years	Five Years	Ten Years
Tortoise MLP & Pipeline Fund C Class Shares	203	627	1,078	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of master limited partnerships (“MLPs”) and pipeline companies. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets. Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by standard industrial classification (“SIC”). Pipeline companies include investment companies that invest primarily in MLP or pipeline companies.

The Fund intends to focus its investments primarily in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP and limited liability company (“LLC”) common units; the equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own, directly or indirectly, MLP general partner interests; and other investment companies that invest in MLP and pipeline companies.

MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC. Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Issuers of MLP I-Shares are corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to this limitation.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depositary receipts of companies that are organized as corporations and energy infrastructure real estate investment trusts (“REITs”). The Fund may also write call options on securities, but will only do so on securities it holds in its portfolio (i.e., covered calls).

Under normal circumstances, the Fund may invest up to (i) 30% of its total assets in securities (including American Depositary Receipts (“ADRs”)) issued by foreign issuers, which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a foreign country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

The Fund may invest up to 100% of its total assets in cash, cash-equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions, and (ii) to retain flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities. Such investments may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical. Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest the Fund in securities that offer a combination of yield, growth and quality, intended to result in superior long-term total returns. The Adviser’s securities selection process includes a comparison of quantitative, qualitative, and relative value factors. Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser’s in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets its criteria, the Adviser will generally look for companies with essential, long-lived energy infrastructure assets with high barriers to entry, total return potential, predictable revenue and stable operating structures, and experienced, operations-focused management teams.

Borrowing Policy. The Fund may utilize borrowings for investment purposes and for redemption of Fund shares. Utilization of such borrowings would generally be short term in nature, and within the constraints of the 1940 Act and will consist of a line of credit from a bank or group of banks.

Principal Investment Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk. The Fund may not meet its investment objective or may underperform mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Concentration Risk. The Fund’s strategy of focusing its investments in MLP and pipeline companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy infrastructure companies in particular, or a particular company.

Foreign Securities Risk. Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

Debt Securities Risks. Investments in fixed income securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). It is likely that in the near future there will be less governmental action to maintain low interest rates. Rate increases resulting from this policy change could have a swift and significant negative impact on fixed income securities. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs. When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses. The Fund’s investment in MLPs presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, a designation which allows the Fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Covered Call Option Risk. If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Illiquid/Restricted Securities Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Infrastructure Industry Risk. Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Who Should Invest

Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

●	An investment vehicle for accessing a portfolio of MLP and pipeline companies;

●	A traditional flow-through mutual fund structure with daily liquidity at NAV;

●	Simplified tax reporting through a Form 1099;

●	A fund offering the potential for total return through capital appreciation and current income;

●	A fund that may be suitable for retirement and other tax exempt accounts;

●	Potential diversification of their overall investment portfolio; and

●	Professional securities selection and active management by an experienced adviser.

The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers. See “Shareholder Information – Buying Shares” and “– Redeeming Shares” of the Fund’s Statutory Prospectus.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2014. Figures shown in the bar chart are for the Fund’s Institutional Class Shares, which do not have sales charges. Next to the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart. The performance table that follows shows the Fund’s average annual returns over time compared with a broad-based market index. Fund returns shown in the performance table reflect the maximum sales charge of 5.75% for the Fund’s Investor Class Shares and the contingent deferred sales charge of 1.00% during the one year period for the C Class Shares. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

Best Quarter Q2 2014 16.93%	Worst Quarter Q4 2014 (8.32)%

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Returns Tortoise MLP & Pipeline Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Return Before Taxes	11.66%		18.30%		May 31, 2011
Investor Class Shares	Investor Class Shares Return Before Taxes	5.01%		16.04%		May 31, 2011
C Class Shares	C Class Shares Return Before Taxes	9.59%	[1]	17.08%	[1]	May 31, 2011	[1]
After Taxes on Distributions Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	10.29%		17.55%
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	7.84%		14.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%		15.05%		May 31, 2011
[1]	The Fund offers multiple classes of Shares. The Institutional and Investor Class Shares commenced operations on May 31, 2011 and C Class Shares commenced operations on September 19, 2012. Performance shown prior to inception of the C Class Shares is based on the performance of the Institutional Class Shares, adjusted for the higher expenses applicable to C Class Shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The after-tax returns are shown only for the Institutional Class Shares and the after-tax returns for the other classes will vary to the extent they have different expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).